Equity (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 25, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Mar. 25, 2026
Equity [Line Items]
Common shares total amount		$ 41,560,000		$ 35,114,000
Capital reserve value		8,319,267,000		$ 7,310,818,000
Share premium.					$ 2,085,772
Dividends paid per common share (in Dollars per share)	$ 1
Dividend paid	$ 1,070,877	$ 1,776,000	$ 260,331,000
Material non-controlling interest, percentage		17.80%		17.70%
Non-controlling interest voting rights, percentage		82.20%		82.30%
Non-controlling interest		$ 827,908,000		$ 819,211,000
Accumulated non-controlling interest		797,568,000		$ 790,254,000
Purchase of treasury stock
JBS USA [Member]
Equity [Line Items]
Non-controlling interest		$ 20,091,000	$ 54,679,000
Class A Common Shares [Member]
Equity [Line Items]
Number of common shares (in Shares)		814,216,001
Class B Common Shares [Member]
Equity [Line Items]
Number of common shares (in Shares)		294,842,184
Common shares total amount		$ 41,560,000